Commitments and Contingencies - Summary of Operating Lease Balances (Details) - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	May 31, 2025	May 31, 2024
Commitments and Contingencies.
Operating lease costs	$ 31,000	$ 32,000	$ 100,000	$ 100,000
Right-of-use asset	$ 98,000		$ 130,000	$ 264,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent		Other Assets, Noncurrent	Other Assets, Noncurrent
Current operating lease liability	$ 105,000		$ 141,000	$ 142,000
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Compensation And Non-financing Liabilities		Accrued Compensation And Non-financing Liabilities	Accrued Compensation And Non-financing Liabilities
Non-current operating lease liability			$ 0	$ 141,000
Total operating lease liability	$ 105,000		$ 141,000	$ 283,000